UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               August 13, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-01190                      Frank Russell Company
---------------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $  1,713,022
                                        (in thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                  COLUMN 2       COLUMN 3  COL 4          COLUMN 5        COLUMN 6    COL 7           COLUMN 8

                                                             MARKET
                                    TITLE OF       CUSIP      VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER
       NAME OF ISSUER                CLASS         NUMBER    (x1000)   PRN AMT   PRN CALL  DISCRETION   MNGRS     VOTING AUTHORITY
ADVOCAT INC                         COM            007586100    4,689    435,000 SH          Sole       None           435,000
AFLAC INC                           COM            001055102    1,413     22,500 SH          Sole       None            22,500
ALCATEL-LUCENT ADR                  SPONSORED ADR  013904305   51,840  8,582,780 SH          Sole       None         8,582,780
ALTRIA GROUP INC                    COM            02209S103   34,576  1,681,715 SH          Sole       None         1,681,715
ALTUS PHARMACEUTICALS INC           COM            02216N105    1,543    346,700 SH          Sole       None           346,700
AMERICAN EXPRESS                    COM            025816109      599     15,900 SH          Sole       None            15,900
AMERICAN INTERNATIONAL GROUP        COM            026874107      487     18,391 SH          Sole       None            18,391
ANGIODYNAMICS INC                   COM            03475V101    2,614    191,900 SH          Sole       None           191,900
ANGIOTECH PHARMACEUTICALS IN        COM            034918102    1,535    515,126 SH          Sole       None           515,126
ANGLOGOLD ASHANTI ADR               SPONSORED ADR  035128206   13,490    397,478 SH          Sole       None           397,478
APACHE CORP                         COM            037411105   24,061    173,103 SH          Sole       None           173,103
ARENA PHARMACEUTICALS INC           COM            040047102    1,038    200,000 SH          Sole       None           200,000
BANK OF MONTREAL                    COM            063671101    1,183     28,230 SH          Sole       None            28,230
BIOMARIN PHARMACEUTICA              COM            09061G101    7,422    256,100 SH          Sole       None           256,100
BOSTON SCIENTIFIC CORP              COM            101137107   42,033  3,420,135 SH          Sole       None         3,420,135
BP ADR                              SPONSORED ADR  055622104  114,201  1,641,532 SH          Sole       None         1,641,532
CAPITAL SR LIVING                   COM            140475104    1,660    220,100 SH          Sole       None           220,100
CISCO SYSTEMS INC                   COM            17275R102   26,827  1,153,367 SH          Sole       None         1,153,367
CITIGROUP INC                       COM            172967101      649     38,700 SH          Sole       None            38,700
COEUR D'ALENE MINES CORP            COM            192108108       48     16,690 SH          Sole       None            16,690
COMCAST CORP                        CL A           20030N101   60,245  3,175,824 SH          Sole       None         3,175,824
COOPER COS INC                      COM NEW        216648402   71,494  1,924,459 SH          Sole       None         1,924,459
COVIDIEN LTD                        COM            G2552X108   47,872    999,620 SH          Sole       None           999,620
DR PEPPER SNAPPLE GROUP             COM            26138e109   19,185    914,438 SH          Sole       None           914,438
EMAGEON INC                         COM            29076V109    1,712    796,300 SH          Sole       None           796,300
EMERGENCY MEDICAL SERVICES-A        CL A           29100P102    1,697     75,000 SH          Sole       None            75,000
EV3 INC                             COM            26928A200    1,754    185,000 SH          Sole       None           185,000
EVEREST RE                          COM            G3223R108   35,074    440,021 SH          Sole       None           440,021
FIFTH THIRD BANCORP                 COM            316773100   21,371  2,099,330 SH          Sole       None         2,099,330
GENERAL ELECTRIC CO                 COM            369604103   47,447  1,777,717 SH          Sole       None         1,777,717
GOLD FIELDS LTD NEW SPONSORED ADR   SPONSORED ADR  38059T106   45,469  3,594,369 SH          Sole       None         3,594,369
HANSEN MEDICAL                      COM            411307101    1,003     60,000 SH          Sole       None            60,000
HEALTHSOUTH CORP                    COM NEW        421924309   49,785  2,993,691 SH          Sole       None         2,993,691
HOSPIRA INC                         COM            441060100 4,813.20    120,000 SH          Sole       None           120,000
HUMAN GENOME SCIENCES INC.          COM            444903108      521    100,000 SH          Sole       None           100,000
IAC INTERACTIVECORP                 COM NEW        44919P300   19,978  1,036,220 SH          Sole       None         1,036,220
IDENIX PHARMACEUTICALS INC          COM            45166R204    2,908    400,000 SH          Sole       None           400,000
IMCLONE SYSTEMS INC                 COM            45245W109   47,713  1,179,272 SH          Sole       None         1,179,272
INVESTORS BANCORP INC               COM            46146P102      679     52,000 SH          Sole       None            52,000
ISHARES MSCI EAFE INDEX FUND        MSCI EAFE IDX  464287465   18,444    268,470 SH          Sole       None           268,470
JP MORGAN CHASE                     COM            46625H100   18,583    541,635 SH          Sole       None           541,635
KOOKMIN BK ADR                      SPONSORED ADR  50049M109   39,150    669,114 SH          Sole       None           669,114
KRAFT FOODS INC                     CL A           50075N104   31,982  1,124,139 SH          Sole       None         1,124,139
LIBERTY ENTERTAINMENT               ENT COM SER A  53071M500   62,587  2,583,054 SH          Sole       None         2,583,054
LIBERTY MEDIA CAPITAL               CAP COM SER A  53071M302    9,367    650,464 SH          Sole       None           650,464
MASSEY ENERGY CO                    COM            576206106   25,763    274,801 SH          Sole       None           274,801
MEDAREX INC COM                     COM            583916101    1,172    177,300 SH          Sole       None           177,300
MICROSOFT CORP                      COM            594918104   50,444  1,833,647 SH          Sole       None         1,833,647
MOLSON COORS BREWING CO             CL B           60871R209   38,699    712,289 SH          Sole       None           712,289
NITROMED INC                        COM            654798503    2,129  2,107,949 SH          Sole       None         2,107,949
NOBLE ENERGY INC                    COM            655044105   27,143    269,919 SH          Sole       None           269,919
OFFICEMAX                           COM            67622P101   10,726    771,635 SH          Sole       None           771,635
ONYX PHARMACEUTICALS INC            COM            683399109    2,136     60,000 SH          Sole       None            60,000
ORACLE CORP                         COM            68389X105   23,199  1,104,702 SH          Sole       None         1,104,702
PANACOS PHARMACEUTICALS INC         COM            69811Q106      779  1,730,962 SH          Sole       None         1,730,962
PEOPLE'S UNITED FINANCIAL           COM            712704105      686     44,000 SH          Sole       None            44,000
PHILIP MORRIS INTERNATIONAL         COM            718172109   73,457  1,487,281 SH          Sole       None         1,487,281
POSCO SPONSORED ADR                 SPONSORED ADR  693483109      214      1,650 SH          Sole       None             1,650
POZEN INC                           COM            73941U102      707     64,971 SH          Sole       None            64,971
PROCTER & GAMBLE CO                 COM            742718109      310      5,090 SH          Sole       None             5,090
PROTECTIVE LIFE                     COM            743674103   36,832    968,002 SH          Sole       None           968,002
PRUDENTIAL FINANCIAL INC            COM            744320102      508      8,500 SH          Sole       None             8,500
PSYCHIATRIC SOLUTIONS               COM            74439H108    5,298    140,000 SH          Sole       None           140,000
QUALCOMM INC                        COM            747525103   24,934    561,961 SH          Sole       None           561,961
RITE-AID                            COM            767754104    1,829  1,150,000 SH          Sole       None         1,150,000
SPRINT NEXTEL CORP                  COM FON        852061100   43,084  4,535,169 SH          Sole       None         4,535,169
STILLWATER MINING CO                COM            86074Q102   12,149  1,026,979 SH          Sole       None         1,026,979
TORCHMARK CORP                      COM            891027104   58,737  1,001,476 SH          Sole       None         1,001,476
TYCO ELECTRONICS LTD                COM NEW        G9144P105   16,400    457,839 SH          Sole       None           457,839
TYCO INTERNATIONAL                  COM            G9143X208   31,802    794,244 SH          Sole       None           794,244
VODAFONE GROUP ADR                  SPONS ADR NEW  92857W209  139,150  4,723,345 SH          Sole       None         4,723,345
WAL-MART STORES                     COM            931142103      438      7,790 SH          Sole       None             7,790
WYETH                               COM            983024100   89,010  1,855,918 SH          Sole       None         1,855,918
XENOPORT INC                        COM            98411C100      781     20,000 SH          Sole       None            20,000
ZYMOGENETICS INC                    COM            98985T109    1,768    210,000 SH          Sole       None           210,000

SK 03716 0008 908120